Offerings	May 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,048,763
Proposed Maximum Offering Price per Unit	21.975
Maximum Aggregate Offering Price	$ 23,046,566.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,182.73
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Rare Earths Americas, Inc.'s (the "Registrant") common stock that become issuable under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan) and the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2) Represents shares of common stock reserved for issuance under the 2025 Plan as of the date of this Registration Statement. No further grants will be made under the 2025 Plan. To the extent outstanding awards granted under the 2025 Plan are cancelled, forfeited or otherwise terminated and would otherwise have been returned to the share reserve under the 2025 Plan, the number of shares underlying such awards will not be available for future grant under the 2026 Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act. The offering price per share and the aggregate offering price for shares issuable upon the vesting of restricted stock unit awards outstanding under the 2025 Plan, are based upon the average of the high and low prices of the Registrant's common stock as reported on the NYSE American on May 6, 2026, in accordance with Rule 457(c) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,850,000
Proposed Maximum Offering Price per Unit	21.975
Maximum Aggregate Offering Price	$ 40,653,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,614.28
Offering Note	(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Rare Earths Americas, Inc.'s (the "Registrant") common stock that become issuable under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan) and the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act. The offering price per share and the aggregate offering price for shares issuable upon the vesting of restricted stock unit awards outstanding under the 2026 Plan, are based upon the average of the high and low prices of the Registrant's common stock as reported on the NYSE American on May 6, 2026, in accordance with Rule 457(c) of the Securities Act. (3)Represents shares of common stock reserved for issuance under the 2026 Plan. In addition to the shares registered under the 2026 Plan, the 2026 Plan provides that an additional number of shares will automatically be added to the shares authorized for issuance under the 2026 Plan on January 1, 2027, and each January 1 thereafter and ending on (and including) January 1, 2036. The number of shares added each year will be equal to the lesser of: (i) four percent (4%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (ii) such lesser number of shares as determined by the Board of Compensation Committee (as such term is defined in the in the 2026 Plan).